INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSET
INTANGIBLE ASSET

15. INTANGIBLE ASSET

The Company has an intangible asset related to the purchase of product distribution assets in the amount of $190,000, which is for a customer list that was amortized over 18 months.  The asset has been fully amortized as of December 31, 2022.